COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Future minimum commitments

Amount
June 30, 2014	$187,786
June 30, 2015	117,288
Total	$305,074